Investments in Associates and Joint Ventures - Details of the Changes in Investments in Associates and Joint Ventures Accounted for using the Equity Method (Parenthetical) (Detail) - KRW (₩)
₩ in Millions
	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	₩ 43,162	₩ 30,064	₩ 37,547
Purchase of investments in cash	17,656	11,065	222,765
Financial assets measured at fair value	1,398,734	1,189,597
Investments in subsidiaries, joint ventures and associates	1,915,012	1,889,289	2,197,351
SM. Culture & Contents Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets	18,755
Investments in subsidiaries, joint ventures and associates	41,578	59,611	60,261
Invites Genomics Co., Ltd. (Formerly, Invites Healthcare Co., Ltd.) [member]
Disclosure of investments in associates and joint ventures [Line Items]
Impairment losses for financial assets		14,641
Investments in subsidiaries, joint ventures and associates			₩ 26,474
CMES Inc [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Financial assets measured at fair value		900
Investments in subsidiaries, joint ventures and associates	900	900
Telecom Daean Evaluation Jun B Corporation Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	6,500
Smart SKT Infinitum Game Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		2,000
KB ESG Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		4,000
Purchase of investments in cash	6,000
KDX Korea Data Exchange [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	215
SK Venture Capital, LLC [member]
Disclosure of investments in associates and joint ventures [Line Items]
Cash investments		12
Purchase of investments in cash	132
Start-up Win-Win Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		4,850
Dividend received from associates deducted from the carrying amount		1,290
Investments in subsidiaries, joint ventures and associates	550
Daekyo Wipoongdangdang Contents Korea Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Disposal value of investments		₩ 1,080
Walden SKT Venture Fund [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	261
Covet Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	520
F&U Credit information Co., Ltd. [member]
Disclosure of investments in associates and joint ventures [Line Items]
Purchase of investments in cash	28
SKKNET Youth Startup Investment Cooperative [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates	4,400
Win Win Fund [Member]
Disclosure of investments in associates and joint ventures [Line Items]
Investments in subsidiaries, joint ventures and associates	₩ 550